Derivative Assets and Liabilities - Schedule of Gain or Loss on Derivatives are Recognized in Net Financial Expenses (Income) (Details) - BTC option and selling contracts [Member] - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Gain or Loss on Derivatives are Recognized in Net Financial Expenses (Income) [Line Items]
Unrealized change in fair value of outstanding contracts	$ (179)	$ 409
Realized loss on settled contracts	15,929	(361)
Gain or loss on derivatives are recognized in Net financial income (expenses)	$ 15,750	$ 48